Document and Entity Information	May 13, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On May 14, 2021, Glatfelter Corporation (the “Company”) filed a Current Report on Form 8-K (the “Initial Form 8-K”) to report the completion of the acquisition (the “Acquisition”) of all of the outstanding equity interests in Georgia-Pacific Mt. Holly LLC (“Mt. Holly”) pursuant to a Share Purchase Agreement, dated January 5, 2021, between the Company and GPPC Equity Holdings LLC. The Initial Form 8-K stated that the historical financial statements of the Mt. Holly business and pro forma financial information related to the Acquisition would be filed, as permitted under Items 9.01(a) and 9.01(b), by an amendment to the Initial Form 8-K. This amendment to the Initial Form 8-K on Form 8-K/A amends and supplements the Initial Form 8-K to include the financial statements of the Mt. Holly business and pro forma financial information as described in Items 9.01(a) and 9.01(b). No other amendments are being made to the Initial Form 8-K. This Current Report on Form 8-K/A should be read in conjunction with the Initial Form 8-K, which provides a more complete description of the Acquisition. The pro forma financial information included in this Form 8-K/A has been presented for informational purposes only, are based on various adjustments and assumptions and is not necessarily indicative of what the Company’s consolidated statement of operations or consolidated statement of financial condition would have been had the Acquisition and other adjustments been completed as of the dates indicated or will be for any future periods.
Document Period End Date	May 13, 2021
Entity Registrant Name	Glatfelter Corporation
Entity Central Index Key	0000041719
Entity Emerging Growth Company	false
Entity File Number	001-03560
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	23-0628360
Entity Address, Address Line One	4350 Congress Street
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28209
City Area Code	704
Local Phone Number	885-2555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock
Trading Symbol	GLT
Security Exchange Name	NYSE